Net Loss Per Share - Computation of basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator :
Net loss from continuing operations		¥ (251,299)	¥ (75,088)	¥ (75,694)
Net loss from discontinued operations			(3,612)	(14,977)
Total net loss	$ (36,097)	(251,299)	(78,700)	(90,671)
Net loss from continuing operations		(251,299)	(75,088)	(75,694)
Less: Accretions to pre-IPO preferred shares redemption value	$ 0	0	(35,066)	(20,945)
Net loss attributable to TuanChe Limited's shareholders from continuing operations		¥ (251,299)	(110,154)	(96,639)
Net loss attributable to TuanChe Limited's shareholders from discontinued operations			¥ (3,612)	¥ (14,977)
Denominator:
Weighted average number of ordinary shares outstanding, basic | shares	294,922,074	294,922,074	121,938,427	94,870,580
Weighted average number of ordinary shares outstanding, diluted | shares	294,922,074	294,922,074	121,938,427	94,870,580
Basic net loss per share attributable to TuanChe Limited's shareholders from continuing operations | (per share)	$ (0.12)	¥ (0.85)	¥ (0.90)	¥ (1.02)
Diluted net loss per share attributable to TuanChe Limited's shareholders from continuing operations | (per share)	(0.12)	(0.85)	(0.90)	(1.02)
Basic net loss per share attributable to TuanChe Limited's shareholders from discontinued operations | (per share)	0	0	(0.03)	(0.16)
Diluted net loss per share attributable to TuanChe Limited's shareholders from discontinued operations | (per share)	$ 0	¥ 0	¥ (0.03)	¥ (0.16)